Deferred Policy Acquisition Costs, Net of Ceding Commissions - Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
DPAC, excluding unearned ceding commission
DPAC, beginning of period	$ 56,598	$ 45,838	$ 38,803	$ 43,080	$ 43,080	$ 35,647
Producer commissions	25,399	17,835	72,603	56,686	70,953	69,056
Premium taxes	4,112	1,652	11,808	5,429	6,977	6,577
Other acquisition costs	2,964	2,406	8,128	6,291	7,996	7,123
Total policy acquisition costs	32,475	21,893	92,539	68,406	85,926	82,756
Amortization	(26,161)	(21,594)	(68,430)	(65,349)	(90,203)	(75,323)
DPAC, end of period	62,912	46,137	62,912	46,137	38,803	43,080
Unearned ceding commission
DPAC, beginning of period	(83,464)	(59,282)	(70,734)	(48,217)	(48,217)	(35,934)
Ceding commissions	(45,082)	(27,113)	(135,596)	(89,233)	(128,420)	(81,787)
Total policy acquisition costs	(45,082)	(27,113)	(135,596)	(89,233)	(128,420)	(81,787)
Amortization	42,737	26,589	120,521	77,643	105,903	69,504
DPAC, end of period	(85,809)	(59,806)	(85,809)	(59,806)	(70,734)	(48,217)
Total
DPAC, beginning of period	(26,866)	(13,444)	(31,931)	(5,137)	(5,137)	(287)
Producer commissions	25,399	17,835	72,603	56,686	70,953	69,056
Premium taxes	4,112	1,652	11,808	5,429	6,977	6,577
Other acquisition costs	2,964	2,406	8,128	6,291	7,996	7,123
Ceding commissions	(45,082)	(27,113)	(135,596)	(89,233)	(128,420)	(81,787)
Total policy acquisition costs	(12,607)	(5,220)	(43,057)	(20,827)	(42,494)	969
Amortization	16,576	4,995	52,091	12,294	15,700	(5,819)
DPAC, end of period	$ (22,897)	$ (13,669)	$ (22,897)	$ (13,669)	$ (31,931)	$ (5,137)